Note 38	6 Months Ended
Jun. 30, 2026
Administration Costs [Abstract]
Disclosure of general and administrative expense [text block]	Administration costsPersonnel expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

PERSONNEL EXPENSE (MILLIONS OF EUROS)

	Notes	June 2026	June 2025
Wages and salaries		3,155	2,768
Social security costs		611	528
Defined contribution plan expense	24	95	72
Defined benefit plan expense	24	34	28
Other personnel expense ⁽¹⁾		470	297
Total		4,365	3,693
(1) The variation is mainly due to the impact of voluntary redundancies in the six months ended June 30, 2026.
Other administrative expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

OTHER ADMINISTRATIVE EXPENSE. BREAKDOWN BY MAIN CONCEPTS (MILLIONS OF EUROS)

	June 2026	June 2025
Technology and systems	1,058	874
Communications	133	125
Advertising	276	251
Property, fixtures and materials	303	277
Taxes other than income tax ⁽¹⁾	178	60
Surveillance and cash courier services	120	130
Outsourced administrative services	341	297
Other expense	392	331
Total	2,801	2,345
(1) It includes the recognition, in 2025 and 2026, of a lower Value Added Tax expense at BBVA, S.A., following an upward reassessment of the pro rata percentage applied in prior periods and in 2025 and 2026.